Derivative instruments and hedging activities (Details) $ in Thousands, € in Millions, ₪ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 ILS (₪)	Sep. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 79,500		$ 79,500
Gain (Loss) on derivative instrument	3,200	$ 3,200	2,400	$ 4,500
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 25,635		$ 25,635				$ 25,045
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Conversion To NIS [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | ₪					₪ 23.5
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Conversion To Euro [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | €						€ 18.0